SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Summary of Share Option Activity) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member], USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 years	Dec. 31, 2012 years	Dec. 31, 2011 years
2003 Option Plan and 2006 Share Incentive Plan [Member] | Stock Options [Member]
Options
Outstanding, beginning balance	6,271,636	7,080,670	5,766,928
Granted	471,750	497,250	2,236,000
Exercised	(2,906,664)	(1,012,438)	(794,182)
Forfeited	(228,876)	(191,856)	(122,076)
Cancelled	(35,250)	(101,990)	(6,000)
Outstanding, ending balance	3,572,596	6,271,636	7,080,670
Vested and exercisable, ending balance	1,377,738	2,924,886	2,044,384
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 13.2193	$ 11.9253	$ 9.3709
Granted (in US dollars per share)	$ 12.6852	$ 13.6397	$ 16.2501
Exercised (in US dollars per share)	$ 10.8219	$ 4.1641	$ 5.4085
Forfeited (in US dollars per share)	$ 14.9943	$ 12.5589	$ 13.0759
Cancelled (in US dollars per share)	$ 15.8295	$ 16.5634	$ 7.6418
Outstanding, ending balance (in US dollars per share)	$ 14.9599	$ 13.2193	$ 11.9253
Vested and exercisable, ending balance (in US dollars per share)	$ 14.3901	$ 11.0185	$ 7.8647
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	2.45	3.09	3.3
Outstanding, ending balance (in years)	2.20	2.45	3.09
Vested and exercisable, ending balance (in years)	1.52	1.89	2.28
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 7.72	$ 6.90	$ 64.06
Outstanding, ending balance	24.51	7.72	6.90
Vested and exercisable, ending balance	$ 10.24	$ 10.04	$ 10.29